CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Installment Loans, fair value	¥ 90,893	¥ 38,671
Investment in securities, measured at fair value	25,295	27,367
Other assets, measured at fair value	18,206	12,449
Policy liabilities and Policy Account Balances	¥ 300,739	¥ 360,198
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,324,629,128	1,324,629,128
Treasury stock, shares	70,157,472	44,667,776
Officer's Compensation Board Incentive Plan
Treasury stock, shares	1,476,828	1,823,993